Subsequent Events (Details) - USD ($)		Aug. 14, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Shares par value (in Dollars per share)	[1]		$ 0.01	$ 0.01
Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Shares par value (in Dollars per share)			$ 0.01	$ 0.01
Subsequent Event [Member] | Class A Ordinary Share [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Shares par value (in Dollars per share)		$ 0.01
Private placement offerings		5,000,000
Price per share		$ 0.8
Gross proceeds		$ 4,000,000

[1]	Retrospectively restated to reflect the effects of the reverse share split on August 18, 2025 and May 7, 2026, and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 13).